AZZAD FUNDS

CERTIFICATION PURSUANT TO RULE 497(j)

November 4, 2009

The undersigned, on behalf of the Azzad Funds, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated November 1, 2009, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Bashar Qasem

By: Bashar Qasem

Chairman, Azzad Ethical Mid Cap Fund & Wise Capital Fund